FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
DHC Acquisition Corp [Member]
SCHEDULE OF FAIR VALUE HIERARCHY VALUATION INPUTS

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2023		December 31, 2022
	Level	Amount	Level	Amount
Assets:
Cash and investments held in Trust Account	1	$22,040,092	1	$313,913,217
Liabilities:
Warrant Liabilities – Public Warrants	2	$206,300	2	$103,150
Warrant Liabilities – Private Placement Warrants	2	$122,520	2	$61,260